Disclosure of financial instruments and management of financial risks	9 Months Ended
Sep. 30, 2024
Disclosure of financial instruments and management of financial risks
Disclosure of financial instruments and management of financial risks

14. Disclosure of financial instruments and management of financial risks

As the Group requires significant liquid funds available for the financing of its research and development activities, during the nine months ended September 30, 2024, it has maintained funds as cash and cash equivalents and not in less liquid financial instruments. The Group has distributed the cash amongst several banks and amongst the legal entities in the Group in order to avoid cluster risks.

Refer to note 15 to the consolidated financial statements as of December 31, 2023, for additional information on the Group’s risk management activities. As of September 30, 2024, the Group held cash and cash equivalents of USD 25,204k and CHF 142k, which are exposed to foreign currency exchange risk. The Group intends to settle expenses arising in US dollars using these US dollar funds.